Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Cash on hand and in banks (Note 28)	9,526	6,706
Temporary cash investments (Note 28)	30,711	17,663
	40,237	24,369